EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2022
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

NOTE 21 — EMPLOYEE BENEFITS

Total assets and liabilities of all types of employee benefits granted by the Company and its subsidiaries as of December 31, 2022 are as follows:

	2022	2021
Plan assets - Defined contribution pension plan	9,179	4,942
Total assets	9,179	4,942

Actuarial liabilities - Defined benefit pension plan	658,492	1,083,719
Acturial liabilities - Post-employment health care benefit	224,180	318,181
Retirement and termination benefit liabilities	11,222	13,290
Total liabilities	893,894	1,415,190

Current	516	39
Non-current	893,378	1,415,151

a) Post-employment defined benefit pension plan

The Company’s Canadian and US subsidiaries sponsor defined benefit plans (Canadian Plan and American Plan), collectively referred to as the North American Plans, that cover substantially all their employees and provide supplemental benefits to employees during retirement.

The Company and its subsidiaries in Brazil sponsor a defined benefit pension plan (Brazilian plans), managed by Gerdau - Sociedade de Previdência Privada (GPrev), a closed supplementary pension plan, which were settled in 2010 and include only participants who decided not to transfer the reserve to a new defined contribution plan and, therefore, opted to maintain the benefit settled in the defined benefit plan, which has been adjusted by the INPC (National Consumer Price Index).

The assumptions adopted for pension plans can have a significant effect on the amounts disclosed and recorded for these plans. Due to the migration process and the closing of the Brazilian pension plans in 2010, the Company is not calculating the potential effects of changes in discount rates and expected return rate on assets for these plans. The potential effects of changes to the North American Plans on the Consolidated Statement of Income are presented below:

	1% Increase	1% Decrease
Discount rate	18,477	(12,645)

The accumulated amount recognized in other Comprehensive Income for employee benefits is R$ (674,625) as of December 31, 2022 (R$ (920,478) as of December 31, 2021).

Defined Benefit Pension Plan

The current expenses of the defined benefit pension plans are as follows:

	2022	2021	2020
Cost of current service	63,616	74,840	69,323
Interest expense	169,526	170,897	191,326
Return on plan assets	(150,700)	(136,933)	(156,475)
Past service cost	—	7,093	3,967
Settlement	—	(847)	(11,609)
Interest cost on unrecoverable surplus	10,440	4,371	7,413
Net pension cost	92,882	119,421	103,945

The reconciliations of assets and liabilities of the plans are as follows:

	2022	2021
Present value of defined benefit obligation	(3,841,213)	(5,409,065)
Fair value of plan assets	3,499,475	4,647,361
Asset ceiling restrictions on recognition of net funded assets	(316,754)	(322,015)
Net	(658,492)	(1,083,719)
Defined benefit obligation	(658,492)	(1,083,719)

Changes in plan assets and actuarial liabilities were as follows:

	2022	2021	2020
Variation of the plan obligations
Obligation at the begining of the year	5,409,065	5,921,285	4,601,965
Cost of service	63,616	74,840	69,323
Interest expense	169,526	170,897	191,326
Payments of the benefits	(317,779)	(486,310)	(434,650)
Past service cost	—	7,093	3,967
Settlement	—	(228,881)	(190,948)
Acturial remeasurements	(1,058,898)	(457,421)	467,106
Exchange Variance	(424,317)	407,562	1,213,196
Obligation at the end of the year	3,841,213	5,409,065	5,921,285

	2022	2021	2020
Variation of the plan assets
Fair value of the plan assets at the begining of the year	4,647,361	4,652,000	3,656,891
Return of the plan assets	150,700	136,933	156,475
Contributions from sponsors	173,316	244,123	224,979
Settlement	—	(228,034)	(179,339)
Payments of benefits	(317,779)	(486,310)	(434,650)
Remeasurement	(791,672)	25,498	334,675
Exchange Variance	(362,451)	303,151	892,969
Fair value of plan assets at the end of the year	3,499,475	4,647,361	4,652,000

The fair value of plan assets includes shares of the Company in the amount of R$ 10,084 as of December 31, 2022 (R$ 17,785 as of December 31, 2021).

Amounts recognized as actuarial gains and losses in the Statement of Comprehensive Income are as follows:

	2022	2021	2020
Return of the plan assets	791,672	(25,498)	(334,675)
Actuarial Remeasurements	(1,058,898)	(457,421)	467,106
Restriction recognized in Other Comprehensive Income	4,965	178,941	(42,317)
Remeasurements recognized in Other Comprehensive Income	(262,261)	(303,978)	90,114

The historical actuarial remeasurements are as follows:

	2022	2021	2020	2019	2018
Present value of defined benefit obligation	(3,841,213)	(5,409,065)	(5,921,285)	(4,601,965)	(4,391,251)
Fair value of the plan assets	3,499,475	4,647,361	4,652,000	3,656,891	3,568,934
Surplus (Deficit)	(341,738)	(761,704)	(1,269,285)	(945,074)	(822,317)
Experience adjustments on plan liabilities (Gain)	(1,058,898)	(457,421)	467,106	546,911	(370,083)
Experience adjustments on plan assets (Gain)	791,672	(25,498)	(334,675)	(386,767)	253,301

Actuarial remeasurements are recognized in the period in which they occur and are recorded directly in comprehensive income.

The allocations for plan assets are presented below:

	2022
	Brazilian Plans	American Plans
Fixed income	99.5%	48.1%
Variable income	—	41.2%
Others	0.5%	10.7%
Total	100.0%	100.0%

	2021
	Brazilian Plans	American Plans
Fixed income	99.2%	50.4%
Variable income	—	43.0%
Others	0.8%	6.6%
Total	100.0%	100.0%

The investment strategy for the Brazilian Plan is based on a long-term macroeconomic scenario. This scenario assumes a reduction in Brazil’s sovereign risk, moderate economic growth, stable levels of inflation, exchange rates and moderate interest rates.

The Canadian and American subsidiaries have an Investment Committee that defines the investment policy for the defined benefit plans. The primary investment objective is to ensure the security of benefits that were accrued under the plans, providing an adequately funded asset pool which is separated and independent of the Company. To reach this objective, the fund must invest in a manner that adheres to safeguards and diversification to which a prudent investor of pension funds would normally adhere. These subsidiaries retain specialized consultants that advice and support Investment Committee decisions and recommendations.

The asset mix policy considers the principles of diversification and long-term investment goals, as well as liquidity requirements. To do this, the target allocation ranges between 50% in shares, 40% in debt securities and 10% in alternative securities, and for Brazilian Plan it is close to 100% in fixed income.

The tables below show a summary of the assumptions used to calculate the defined benefit plans in 2022 and 2021, respectively:

	2022
	Brazilian Plan	North America Plan
Average discount rate	9.81%	5.05% -5.11%
Rate of increase in compensation	Not applicable	3.00%
Mortality table	AT-2000 per sex	RP-2006 and MP-2022
Mortality table of disabled	AT-2000 per sex	RP-2006 and MP-2022
Rate of rotation	Null	Based on age and/or the service

	2021
	Brazilian Plan	North America Plan
Average discount rate	8.82%	2.80% - 2.90%
Rate of increase in compensation	Not applicable	3.00%
Mortality table	AT-2000 per sex	RP-2006 and MP-2021
Mortality table of disabled	AT-2000 per sex	RP-2006 and MP-2021
Rate of rotation	Null	Based on age and/or the service

b) Post-employment defined contribution pension plan

The Company and its subsidiaries in Brazil, in the United States and in Canada maintain a defined contribution plan to which contributions are made by the sponsor in proportion to the contributions made by its participating employees. The total cost of these plans was R$ 184,984 in 2022 (R$ 162,133 in 2021).

c) Post-employment health care benefit plan

The North American plans include, in addition to pension benefits, specific health care benefits for employees who retire after a certain age and with a certain number of years of service. The Americans and Canadian subsidiaries have the right to change or eliminate these benefits, and the contributions are actuarially calculated.

The net periodic costs of post-employment health care benefits are as follows:

	2022	2021	2020
Current service cost	3,005	3,458	4,964
Interest expense	8,102	8,239	11,311
Past service cost	—	(32,434)	(660)
Net cost pension benefit	11,107	(20,737)	15,615

The funded status of the post-employment health benefits plans is as follows:

	2022	2021
Present value of obligations	(224,180)	(318,181)
Total net liabilities	(224,180)	(318,181)

Changes in plan assets and actuarial liabilities were as follows:

	2022	2021	2020
Change in benefit obligation
Benefit obligation at beginning of the year	318,181	362,944	298,989
Cost of service	3,005	3,458	4,964
Interest expense	8,102	8,239	11,311
Past service cost	—	(32,434)	(660)
Contributions from participants	1,472	2,032	2,349
Payment of benefits	(17,488)	(17,431)	(20,870)
Remeasurements	(61,524)	(36,938)	(23,533)
Exchange variations	(27,568)	28,311	90,394
Benefit obligation at the end of the year	224,180	318,181	362,944

	2022	2021	2020
Change in plan assets
Contributions from sponsors	16,016	24,713	19,150
Contributions from participants	1,472	2,032	2,349
Payments of benefits	(17,488)	(26,745)	(21,499)
Fair value of plan assets at end of the year	—	—	—

The historical actuarial gains and losses of the plans are as follows:

	2022	2021	2020	2019	2018
Present value of defined benefit obligation	(224,180)	(318,181)	(362,944)	(298,989)	(272,959)
Deficit	(224,180)	(318,181)	(362,944)	(298,989)	(272,959)
Experience adjustments on plan liabilities	(61,524)	(36,938)	(23,533)	11,202	(40,841)

The amounts recognized as actuarial gains and losses in other comprehensive income are as follows:

	2022	2021	2020
Losses / Gains on actuarial obligation	(61,524)	(36,938)	(23,533)
Actuarial losses recognized in Equity	(61,524)	(36,938)	(23,533)

The accounting assumptions adopted for post-employment health benefits are as follows:

	2022	2021
Average discount rate	5.05% - 5.11%	2.80% - 2.90%
Health treatment - rate assumed next year	5.01% - 6.70%	4.99% - 6.20%
Health treatment - Assumed rate of decline in the cost to achieve in the years of 2028 to 2041	3.30% - 3.75%	3.20% - 4.50%

The assumptions adopted for post-employment health benefits have a significant effect on the amounts disclosed and recorded for post-employment health benefits plans. The change of one-point percentage on discount rates would have the following effects:

	1% Increase	1% Decrease
Effect over total service costs and interest costs	1,353	(1,090)
Effect over benefit plan obligations	20,829	(17,589)

d) Other retirement and termination benefits

The benefits of this plan provide a compensation supplement up to retirement date, cost of living allowance, and other benefits as a result of termination and retirement of the employees. The Company estimates that the total obligation for these benefits was R$ 11,222 as of December 31, 2022 (R$ 13,290 as of December 31, 2021).